INVESTMENTS IN EXCESS MORTGAGE SERVICING RIGHTS AT FAIR VALUE (Tables)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Investments In Excess Mortgage Servicing Rights At Fair Value Tables
Schedule of direct investment in Excess Mortgage Servicing Rights (MSRs)

The following is a summary of New Residential’s direct investments in Excess MSRs:

	December 31, 2013						Year Ended December 31, 2013
	Unpaid Principal Balance (“UPB”) of Underlying Mortgages	Interest in Excess MSR	Amortized Cost Basis (A)	Carrying Value (B)	Weighted Average Yield	Weighted Average Life (Years) (C)	Changes in Fair Value Recorded in Other Income (D)
MSR Pool 1	$6,873,942	65.0%	$26,279	$36,235	12.5%	5.2	$4,219
MSR Pool 1 - Recapture Agreement	—	65.0%	1,109	6,820	12.5%	11.9	5,205
MSR Pool 2	7,924,920	65.0%	30,217	35,234	12.5%	5.5	3,971
MSR Pool 2 - Recapture Agreement	—	65.0%	1,252	6,587	12.5%	12.5	5,154
MSR Pool 3	7,822,453	65.0%	24,636	32,899	12.5%	5.1	5,408
MSR Pool 3 - Recapture Agreement	—	65.0%	2,733	6,642	12.5%	12.1	3,985
MSR Pool 4	5,076,470	65.0%	9,876	13,823	12.5%	4.9	2,929
MSR Pool 4 - Recapture Agreement	—	65.0%	2,300	4,105	12.5%	12.0	1,819
MSR Pool 5 (E)	36,907,851	80.0%	117,544	140,634	12.5%	5.4	21,113
MSR Pool 5 - Recapture Agreement	—	80.0%	9,229	5,609	12.5%	13.4	221
MSR Pool 11	436,241	66.7%	2,091	2,080	12.5%	6.5	(11)
MSR Pool 11 - Recapture Agreement	—	66.7%	254	235	12.5%	14.3	(19)
MSR Pool 12 (E)	5,152,877	40.0%	16,233	16,294	16.4%	4.5	60
MSR Pool 12 - Recapture Agreement	—	40.0%	474	240	16.4%	13.2	(233)
MSR Pool 18(F)	8,758,860	40.0%	16,075	16,079	15.3%	4.6	3
MSR Pool 18 Recapture Agreement	—	40.0%	1,127	635	15.3%	12.3	(492)

	$78,953,614		$261,429	$324,151	12.9%	5.8	$53,332

	December 31, 2012						Year Ended December 31, 2012
	UPB	Interest in Excess MSR	Amortized Cost Basis (A)	Carrying Value (B)	Weighted Average Yield	Weighted Average Life (Years) (C)	Changes in Fair Value Recorded in Other Income (D)
MSR Pool 1	$8,403,211	65.0%	$30,237	$35,974	18.0%	4.8	$5,569
MSR Pool 1 - Recapture Agreement	—	65.0%	4,430	4,936	18.0%	10.8	307
MSR Pool 2	9,397,120	65.0%	32,890	33,935	17.3%	5.0	1,045
MSR Pool 2 - Recapture Agreement	—	65.0%	5,206	5,387	17.3%	11.8	181
MSR Pool 3	9,069,726	65.0%	27,618	30,474	17.6%	4.7	2,856
MSR Pool 3 - Recapture Agreement	—	65.0%	5,036	4,960	17.6%	11.3	(76)
MSR Pool 4	5,788,133	65.0%	11,130	12,149	17.9%	4.6	1,019
MSR Pool 4 - Recapture Agreement	—	65.0%	2,902	2,887	17.9%	11.1	(15)
MSR Pool 5 (E)	43,902,561	65.0%	107,704	109,682	17.5%	4.8	1,978
MSR Pool 5 - Recapture Agreement	—	65.0%	8,493	4,652	17.5%	11.7	(3,841)

	$76,560,751		$235,646	$245,036	17.6%	5.4	$9,023

(A)	The amortized cost basis of the Recapture Agreements is determined based on the relative fair values of the Recapture Agreements and related Excess MSRs at the time they were acquired.
(B)	Carrying Value represents the fair value of the pools or Recapture Agreements, as applicable.
(C)	Weighted Average Life represents the weighted average expected timing of the receipt of expected cash flows for this investment.
(D)	The portion of the change in fair value of the Recapture Agreements relating to loans recaptured to date is reflected in the respective pool. For the year ended December 31, 2011 the change in fair value recorded in other income related to Pool 1 was $0.4 million.
(E)	Pool in which New Residential also invested in related servicer advances, including the basic fee component of the related MSR subsequent to December 31, 2013 (Note 18).
(F)	Pool in which New Residential also invested in related servicer advances, including the basic fee component of the related MSR as of December 31, 2013 (Note 6).

The following is a summary of New Residential’s Excess MSRs at December 31, 2012 and 2011:

	December 31, 2011					Period From Dec 8, 2011 (Commencement of Operations) Through Dec 31, 2011
Description	Unpaid Principal Balance	Amortized Cost Basis(A)	Carrying Value(B)	Wtd. Avg. Yield	Wtd. Avg. Maturity (Years)(C)	Changes in Fair Value Recorded in Income(D)
Pool 1	$9,705,512	$37,469	$37,637	20.0%	4.5	$168
Pool 1-Recapture Agreement	—	6,135	6,334	20.0%	10.3	199

	$9,705,512	$43,604	$43,971	20.0%	6.0	$367

Description	December 31, 2012					Year Ended December 31, 2012
	Unpaid Principal Balance	Amortized Cost Basis(A)	Carrying Value(B)	Wtd. Avg. Yield	Wtd. Avg. Maturity (Years)(C)	Changes in Fair Value Recorded in Income(D)
Pool 1	$8,403,211	$30,237	$35,974	18.0%	4.8	$5,569
Pool 1-Recapture Agreement	—	4,430	4,936	18.0%	10.8	307
Pool 2	9,397,120	32,890	33,935	17.3%	5.0	1,045
Pool 2-Recapture Agreement	—	5,206	5,387	17.3%	11.8	181
Pool 3	9,069,726	27,618	30,474	17.6%	4.7	2,856
Pool 3-Recapture Agreement	—	5,036	4,960	17.6%	11.3	(76)
Pool 4	5,788,133	11,130	12,149	17.9%	4.6	1,019
Pool 4-Recapture Agreement	—	2,902	2,887	17.9%	11.1	(15)
Pool 5	43,902,561	107,704	109,682	17.5%	4.8	1,978
Pool 5-Recapture Agreement	—	8,493	4,652	17.5%	11.7	(3,841)

	$76,560,751	$235,646	$245,036	17.6%	5.4	$9,023

(A)	The amortized cost basis of the Recapture Agreements is determined based on the relative fair values of the Recapture Agreements and related Excess MSRs at the time they were acquired.
(B)	Carrying Value represents the fair value of the pools or Recapture Agreements, as applicable.
(C)	Weighted Average Maturity represents the weighted average expected timing of the receipt of expected cash flows for this investment.
(D)	The portion of the change in fair value of the Recapture Agreements relating to loans recaptured to date is reflected in the respective pool.

Summary of the geographic distribution of the underlying residential mortgage loans of the direct investment in Excess MSRs

The table below summarizes the geographic distribution of the underlying residential mortgage loans of the direct investments in Excess MSRs as of December 31, 2013:

Percentage of Total Outstanding Unpaid Principal Amount as of December 31,
2013		2012
State Concentration	Percentage of UPB	State Concentration	Percentage of UPB
California	31.5%	California	32.0%
Florida	9.8%	Florida	10.1%
New York	4.9%	New York	4.3%
Texas	4.0%	Washington	4.3%
Washington	3.9%	Arizona	3.9%
Arizona	3.5%	Texas	3.6%
Maryland	3.5%	Colorado	3.5%
New Jersey	3.3%	Maryland	3.4%
Colorado	3.2%	New Jersey	3.1%
Virginia	3.1%	Virginia	3.0%
Other U.S.	29.3%	Other U.S.	28.8%

	100.0%		100.0%

The table below summarizes the geographic distribution of the underlying residential mortgage loans of the Excess MSRs at December 31, 2012 and 2011:

Percentage of Total Outstanding Unpaid Principal Amount(A)
December 31, 2012		December 31, 2011
State Concentration	Percentage	State Concentration	Percentage
California	32.0%	California	19.4%
Florida	10.1%	Florida	11.1%
Washington	4.3%	Texas	6.7%
New York	4.3%	Arizona	4.8%
Arizona	3.9%	Virginia	3.5%
Texas	3.6%	Washington	3.2%
Colorado	3.5%	New Jersey	3.1%
Maryland	3.4%	Maryland	3.1%
New Jersey	3.1%	Illinois	3.0%
Virginia	3.0%	Nevada	2.7%
Other U.S.	28.8%	Other U.S.	39.4%

	100.0%		100.0%

(A)	Based on the information provided by the loan servicer as of the most recent remittance for the respective dates.